Schedule of Investments (unaudited) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(a)	9,419	$1,428,015
BWX Technologies, Inc.	14,270	954,948
Curtiss-Wright Corp.	6,591	842,989
HEICO Corp.	6,725	946,880
HEICO Corp., Class A	11,707	1,478,360
Hexcel Corp.(a)	12,779	720,863
Howmet Aerospace, Inc.(a)	59,458	1,900,278
Huntington Ingalls Industries, Inc.	5,957	1,264,790
Mercury Systems, Inc.(a)	8,280	622,987
Spirit AeroSystems Holdings, Inc., Class A	15,691	716,922
Teledyne Technologies, Inc.(a)(b)	5,561	2,489,938
Textron, Inc.	35,074	2,253,154
TransDigm Group, Inc.(a)	8,033	4,930,173
Virgin Galactic Holdings Inc.(a)	10,215	226,262

		20,776,559

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	19,955	1,937,231
Expeditors International of Washington, Inc.	25,850	2,839,881
XPO Logistics, Inc.(a)	13,671	1,901,910

		6,679,022

Airlines(a) — 1.1%
Alaska Air Group, Inc.	18,298	1,265,124
American Airlines Group, Inc.	93,241	2,025,195
Copa Holdings SA, Class A	4,739	409,923
Delta Air Lines, Inc.	97,079	4,554,947
JetBlue Airways Corp.	47,112	959,200
Southwest Airlines Co.	89,526	5,620,442
United Airlines Holdings, Inc.(b)	47,311	2,573,718

		17,408,549

Auto Components — 0.6%
Aptiv PLC(a)	40,689	5,854,740
BorgWarner, Inc.	36,725	1,784,100
Gentex Corp.	36,926	1,299,057
Lear Corp.	9,019	1,658,053

		10,595,950

Automobiles — 0.6%
Ford Motor Co.(a)	592,486	6,837,289
Harley-Davidson, Inc.	23,100	1,117,347
Thor Industries, Inc.	7,997	1,132,295

		9,086,931

Banks — 3.3%
Associated Banc-Corp.	23,106	505,790
Bank of Hawaii Corp.	5,933	539,250
Bank OZK	18,508	758,643
BOK Financial Corp.	4,756	418,243
Citizens Financial Group, Inc.	65,260	3,020,233
Comerica, Inc.	20,945	1,574,226
Commerce Bancshares, Inc.	15,895	1,236,790
Cullen/Frost Bankers, Inc.	8,410	1,009,705
East West Bancorp, Inc.	21,261	1,619,025
Fifth Third Bancorp	108,293	4,390,198
First Citizens BancShares, Inc., Class A	942	817,147
First Hawaiian, Inc.	19,434	533,658
First Horizon Corp.	82,137	1,502,286
First Republic Bank	26,284	4,816,280
FNB Corp.	49,500	638,055
Huntington Bancshares, Inc.	155,361	2,380,131
KeyCorp.	148,661	3,234,863

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	19,568	$3,085,678
PacWest Bancorp	17,739	770,050
People’s United Financial, Inc.	63,663	1,154,210
Pinnacle Financial Partners, Inc.	11,119	974,469
Popular, Inc.	12,438	919,914
Prosperity Bancshares, Inc.	13,437	985,738
Regions Financial Corp.	147,082	3,206,388
Signature Bank	8,680	2,183,107
Sterling Bancorp	29,094	731,132
SVB Financial Group(a)	7,806	4,463,705
Synovus Financial Corp.	21,994	1,030,639
TCF Financial Corp.	22,709	1,033,714
Umpqua Holdings Corp.	33,306	620,824
Webster Financial Corp.	13,473	712,856
Western Alliance Bancorp	14,708	1,545,370
Wintrust Financial Corp.	8,473	653,268
Zions Bancorp NA	24,304	1,356,163

		54,421,748

Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,374	1,671,457
Brown-Forman Corp., Class A	6,869	490,103
Brown-Forman Corp., Class B	27,658	2,109,752
Molson Coors Beverage Co., Class B(a)	26,787	1,471,946

		5,743,258

Biotechnology(a) — 2.4%
ACADIA Pharmaceuticals, Inc.	16,889	347,238
Acceleron Pharma, Inc.	7,727	965,643
Agios Pharmaceuticals, Inc.	9,369	522,790
Alexion Pharmaceuticals, Inc.	32,314	5,450,725
Alkermes PLC	24,323	535,228
Alnylam Pharmaceuticals, Inc.(b)	17,415	2,449,246
BioMarin Pharmaceutical, Inc.	27,258	2,123,943
Bluebird Bio, Inc.	10,038	301,140
Exact Sciences Corp.	22,784	3,003,387
Exelixis, Inc.	46,269	1,139,143
Global Blood Therapeutics, Inc.	8,891	362,575
Horizon Therapeutics PLC	29,614	2,802,077
Incyte Corp.	27,971	2,388,164
Ionis Pharmaceuticals, Inc.	19,646	841,242
Iovance Biotherapeutics, Inc.	20,554	646,218
Moderna, Inc.	43,367	7,754,887
Neurocrine Biosciences, Inc.	14,009	1,323,710
Sage Therapeutics, Inc.	7,702	606,609
Sana Biotechnology, Inc.	4,012	86,258
Sarepta Therapeutics, Inc.	11,326	802,334
Seagen, Inc.	19,442	2,794,982
United Therapeutics Corp.	6,527	1,315,582

		38,563,121

Building Products — 2.0%
A O Smith Corp.	19,977	1,353,442
Allegion PLC	13,871	1,863,985
Armstrong World Industries, Inc.	7,269	753,432
AZEK Co., Inc.(a)	13,714	662,112
Carrier Global Corp.	131,916	5,748,899
Fortune Brands Home & Security, Inc.	21,169	2,222,321
Johnson Controls International PLC	110,465	6,886,388
Lennox International, Inc.	5,343	1,791,722
Masco Corp.	39,285	2,509,526
Owens Corning	16,093	1,557,963

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	36,289	$6,308,117
Trex Co., Inc.(a)	17,371	1,875,894

		33,533,801

Capital Markets — 3.4%
Affiliated Managers Group, Inc.	6,777	1,092,249
Ameriprise Financial, Inc.	17,959	4,640,606
Apollo Global Management, Inc.	25,681	1,421,957
Ares Management Corp., Class A	15,719	825,562
Carlyle Group, Inc.	17,699	755,039
Cboe Global Markets, Inc.	16,229	1,693,821
Evercore, Inc., Class A	5,944	832,933
FactSet Research Systems, Inc.	5,732	1,927,213
Franklin Resources, Inc.	42,989	1,289,670
Interactive Brokers Group, Inc., Class A	11,039	789,509
Invesco Ltd.	56,662	1,529,874
Jefferies Financial Group, Inc.	33,372	1,084,924
KKR & Co., Inc.	82,687	4,678,431
Lazard Ltd., Class A	15,385	692,171
LPL Financial Holdings, Inc.	11,819	1,852,037
MarketAxess Holdings, Inc.	5,600	2,735,376
Morningstar, Inc.	3,234	857,042
MSCI, Inc.	12,213	5,932,709
Nasdaq, Inc.	17,522	2,830,504
Northern Trust Corp.	29,343	3,339,233
Raymond James Financial, Inc.	18,846	2,464,680
SEI Investments Co.	17,028	1,046,200
State Street Corp.	53,628	4,502,071
T. Rowe Price Group, Inc.	34,370	6,159,104
Tradeweb Markets, Inc., Class A	12,532	1,018,601
Virtu Financial, Inc., Class A	9,629	285,307

		56,276,823

Chemicals — 2.8%
Albemarle Corp.	17,716	2,979,300
Ashland Global Holdings, Inc.	8,300	715,543
Axalta Coating Systems Ltd.(a)	31,599	1,007,692
Cabot Corp.	8,337	457,535
Celanese Corp.	17,436	2,731,349
CF Industries Holdings, Inc.	32,143	1,563,114
Chemours Co.	24,746	747,329
Corteva, Inc.	113,955	5,556,446
Eastman Chemical Co.	20,593	2,376,226
Element Solutions, Inc.	32,350	707,818
FMC Corp.	19,923	2,355,696
Huntsman Corp.	30,552	875,926
International Flavors & Fragrances, Inc.	37,835	5,379,002
LyondellBasell Industries NV, Class A	38,955	4,041,192
Mosaic Co.	52,117	1,833,476
NewMarket Corp.	1,050	363,919
Olin Corp.	21,460	923,424
PPG Industries, Inc.	35,839	6,137,070
RPM International, Inc.	19,756	1,873,659
Scotts Miracle-Gro Co.	6,099	1,409,845
Valvoline, Inc.	27,348	858,727
Westlake Chemical Corp.	5,077	476,680
WR Grace & Co.	8,447	580,562

		45,951,530

Commercial Services & Supplies — 1.1%
ADT, Inc.	22,996	211,563
Cintas Corp.	13,428	4,634,540
Clean Harbors, Inc.(a)	7,746	689,084

Security	Shares	Value

Commercial Services & Supplies (continued)
Copart, Inc.(a)	31,281	$3,894,797
Driven Brands Holdings, Inc.(a)	5,528	157,659
IAA, Inc.(a)	20,213	1,269,579
MSA Safety, Inc.	5,446	875,499
Republic Services, Inc.	32,055	3,407,446
Rollins, Inc.	33,458	1,247,314
Stericycle, Inc.(a)	13,710	1,045,799

		17,433,280

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	8,985	2,831,802
Ciena Corp.(a)	23,030	1,162,324
CommScope Holding Co., Inc.(a)	29,338	482,610
EchoStar Corp., Class A(a)	7,570	185,087
F5 Networks, Inc.(a)	9,300	1,736,868
Juniper Networks, Inc.	49,490	1,256,551
Lumentum Holdings, Inc.(a)	11,413	970,676
Motorola Solutions, Inc.	25,834	4,864,542
Ubiquiti, Inc.	1,265	360,942
ViaSat, Inc.(a)	8,807	456,115

		14,307,517

Construction & Engineering — 0.3%
AECOM(a)	21,235	1,410,641
Quanta Services, Inc.	20,583	1,989,141
Valmont Industries, Inc.	3,153	778,318

		4,178,100

Construction Materials — 0.5%
Eagle Materials, Inc.(a)	6,211	857,987
Martin Marietta Materials, Inc.	9,438	3,332,747
Vulcan Materials Co.	20,174	3,595,814

		7,786,548

Consumer Finance — 0.9%
Ally Financial, Inc.	57,221	2,944,020
Credit Acceptance Corp.(a)(b)	1,410	556,654
Discover Financial Services	46,615	5,314,110
LendingTree, Inc.(a)(b)	1,654	341,534
OneMain Holdings, Inc.	10,991	625,058
Santander Consumer USA Holdings, Inc.	10,751	364,889
SLM Corp.	56,171	1,104,322
Synchrony Financial	88,967	3,891,417
Upstart Holdings Inc(a)(b)	2,087	227,525

		15,369,529

Containers & Packaging — 1.6%
Amcor PLC	239,348	2,812,339
AptarGroup, Inc.	9,669	1,458,182
Ardagh Group SA	2,789	74,913
Avery Dennison Corp.	12,714	2,722,957
Ball Corp.	48,532	4,544,537
Berry Global Group, Inc.(a)	20,261	1,289,005
Crown Holdings, Inc.	19,938	2,189,192
Graphic Packaging Holding Co.	40,688	754,762
International Paper Co.	60,069	3,484,002
Packaging Corp. of America	14,102	2,082,160
Sealed Air Corp.	23,367	1,154,330
Silgan Holdings, Inc.	11,766	496,172
Sonoco Products Co.	15,012	982,686
Westrock Co.	40,164	2,239,143

		26,284,380

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.5%
Genuine Parts Co.	21,568	$2,695,353
LKQ Corp.(a)	46,697	2,181,217
Pool Corp.	5,926	2,503,853

		7,380,423

Diversified Consumer Services — 0.5%
2U, Inc.(a)(b)	10,344	406,002
Bright Horizons Family Solutions, Inc.(a)	9,014	1,305,498
Chegg, Inc.(a)	20,143	1,819,517
frontdoor, Inc.(a)	12,792	684,756
Graham Holdings Co., Class B	585	371,832
Grand Canyon Education, Inc.(a)	7,142	773,407
H&R Block, Inc.	27,677	616,090
Service Corp. International	25,385	1,356,574
Terminix Global Holdings, Inc.(a)	19,865	1,010,930

		8,344,606

Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	60,429	2,068,485
Voya Financial, Inc.	18,595	1,261,113

		3,329,598

Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.	166,140	2,131,576

Electric Utilities — 2.2%
Alliant Energy Corp.	37,611	2,112,610
Avangrid, Inc.	8,446	429,901
Edison International	54,330	3,229,919
Entergy Corp.	30,712	3,356,515
Evergy, Inc.	34,082	2,180,226
Eversource Energy	52,264	4,506,202
FirstEnergy Corp.	81,686	3,097,533
Hawaiian Electric Industries, Inc.	16,103	693,395
IDACORP, Inc.	7,684	787,456
NRG Energy, Inc.	36,615	1,311,549
OGE Energy Corp.	30,018	1,007,404
PG&E Corp.(a)	199,374	2,256,914
Pinnacle West Capital Corp.	16,941	1,434,056
PPL Corp.	117,554	3,424,348
Xcel Energy, Inc.	79,851	5,693,376

		35,521,404

Electrical Equipment — 1.2%
Acuity Brands, Inc.(b)	5,379	997,912
AMETEK, Inc.	34,867	4,704,604
Array Technologies, Inc.(a)	18,293	515,131
Generac Holdings, Inc.(a)	9,342	3,026,341
GrafTech International Ltd.	25,550	324,996
Hubbell, Inc.	8,133	1,561,617
nVent Electric PLC	23,387	712,134
Regal Beloit Corp.	6,075	877,412
Rockwell Automation, Inc.	17,609	4,653,355
Sensata Technologies Holding PLC(a)	23,228	1,341,185
Shoals Technologies Group, Inc., Class A(a)	13,377	429,001
Vertiv Holdings Co.	35,739	811,275

		19,954,963

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	88,683	5,971,913
Arrow Electronics, Inc.(a)	11,131	1,269,713
Avnet, Inc.	14,877	653,398
CDW Corp.	21,614	3,854,425
Cognex Corp.	25,226	2,172,463
Coherent, Inc.(a)	3,683	957,543

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	113,898	$5,035,431
FLIR Systems, Inc.	19,617	1,176,432
IPG Photonics Corp.(a)	5,332	1,157,631
Jabil, Inc.	22,127	1,159,897
Keysight Technologies, Inc.(a)	28,412	4,101,272
Littelfuse, Inc.	3,584	950,620
National Instruments Corp.	19,658	814,038
SYNNEX Corp.	6,335	767,802
Trimble, Inc.(a)	38,084	3,122,888
Vontier Corp.(a)	23,139	725,176
Zebra Technologies Corp., Class A(a)	7,995	3,899,481

		37,790,123

Energy Equipment & Services — 0.4%
Baker Hughes Co.	99,181	1,991,555
Halliburton Co.	136,174	2,663,563
Helmerich & Payne, Inc.	15,949	408,773
NOV, Inc.(a)	58,014	867,309

		5,931,200

Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,867	160,171
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	29,923	1,404,586
Lions Gate Entertainment Corp., Class A(a)	9,063	131,142
Lions Gate Entertainment Corp., Class B(a)	17,575	221,445
Live Nation Entertainment, Inc.(a)	21,373	1,750,021
Madison Square Garden Entertainment Corp.(a)	2,757	249,812
Madison Square Garden Sports Corp.(a)	2,832	523,467
Playtika Holding Corp.(a)	11,470	318,636
Roku, Inc.(a)	16,545	5,674,439
Spotify Technology SA(a)	20,362	5,133,667
Take-Two Interactive Software, Inc.(a)	17,434	3,057,575
World Wrestling Entertainment, Inc., Class A	6,782	373,756
Zynga, Inc., Class A(a)	133,553	1,445,043

		20,443,760

Equity Real Estate Investment Trusts (REITs) — 6.8%
Alexandria Real Estate Equities, Inc.	20,703	3,749,313
American Campus Communities, Inc.	20,865	943,307
American Homes Rent, Class A	41,067	1,521,122
Americold Realty Trust	35,750	1,443,943
Apartment Income REIT Corp.	22,285	1,006,168
Apartment Investment and Management Co., Class A	22,461	155,879
Apple Hospitality REIT, Inc.	32,021	507,853
AvalonBay Communities, Inc.	21,450	4,118,400
Boston Properties, Inc.	23,895	2,612,918
Brandywine Realty Trust	24,981	337,993
Brixmor Property Group, Inc.	44,465	993,348
Brookfield Property REIT, Inc., Class A	6,093	109,583
Camden Property Trust	14,200	1,710,816
CoreSite Realty Corp.	5,997	728,576
Corporate Office Properties Trust	16,772	470,287
Cousins Properties, Inc.	22,157	812,497
CubeSmart	29,068	1,230,739
CyrusOne, Inc.	18,093	1,317,713
Douglas Emmett, Inc.	25,445	853,425
Duke Realty Corp.	56,524	2,629,496
Empire State Realty Trust, Inc., Class A	21,331	242,960
EPR Properties(a)	11,289	538,598
Equity Commonwealth	17,779	512,035
Equity LifeStyle Properties, Inc.	26,177	1,816,684
Equity Residential	56,033	4,159,330
Essex Property Trust, Inc.	9,985	2,900,842

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, Inc.	19,630	$2,918,785
Federal Realty Investment Trust	11,477	1,295,065
First Industrial Realty Trust, Inc.	19,272	959,167
Gaming and Leisure Properties, Inc.	32,708	1,520,595
Healthcare Trust of America, Inc., Class A	33,159	973,880
Healthpeak Properties, Inc.	82,651	2,838,235
Highwoods Properties, Inc.	15,437	691,423
Host Hotels & Resorts, Inc.(a)	105,435	1,914,700
Hudson Pacific Properties, Inc.	22,786	640,514
Invitation Homes, Inc.	85,500	2,997,630
Iron Mountain, Inc.	44,239	1,774,869
JBG SMITH Properties	18,580	605,894
Kilroy Realty Corp.	17,513	1,200,341
Kimco Realty Corp.	62,174	1,305,654
Lamar Advertising Co., Class A	12,937	1,281,280
Life Storage, Inc.	11,061	1,062,520
Medical Properties Trust, Inc.	86,096	1,898,417
Mid-America Apartment Communities, Inc.	17,393	2,736,441
National Retail Properties, Inc.	26,042	1,208,870
Omega Healthcare Investors, Inc.	34,324	1,304,312
Outfront Media, Inc.(a)	21,928	534,385
Paramount Group, Inc.	27,799	294,947
Park Hotels & Resorts, Inc.(a)	35,205	785,424
Rayonier, Inc.	20,116	729,808
Realty Income Corp.	56,802	3,927,858
Regency Centers Corp.	26,148	1,664,582
Rexford Industrial Realty, Inc.	19,738	1,096,446
Simon Property Group, Inc.	49,679	6,047,921
SL Green Realty Corp.	10,575	782,656
Spirit Realty Capital, Inc.	17,182	816,832
STORE Capital Corp.	37,504	1,342,268
Sun Communities, Inc.	16,156	2,695,306
UDR, Inc.	44,122	2,049,467
Ventas, Inc.	57,121	3,167,931
VEREIT, Inc.	32,929	1,575,323
VICI Properties, Inc.	81,754	2,591,602
Vornado Realty Trust	26,412	1,208,349
Weingarten Realty Investors	18,501	598,322
Welltower, Inc.	63,519	4,765,831
Weyerhaeuser Co.	113,700	4,408,149
WP Carey, Inc.	26,207	1,962,642

		111,598,466

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc., Class A(b)	23,345	433,517
Casey’s General Stores, Inc.	5,559	1,235,154
Grocery Outlet Holding Corp.(a)	11,104	448,490
Kroger Co.	115,394	4,216,497
Sprouts Farmers Market, Inc.(a)	17,636	451,658
US Foods Holding Corp.(a)	33,071	1,371,124

		8,156,440

Food Products — 2.1%
Archer-Daniels-Midland Co.	84,227	5,317,250
Beyond Meat, Inc.(a)(b)	7,856	1,034,478
Bunge Ltd.	20,845	1,759,735
Campbell Soup Co.	29,384	1,403,086
Conagra Brands, Inc.	74,763	2,772,960
Flowers Foods, Inc.	29,688	711,324
Hain Celestial Group, Inc.(a)	12,622	517,628
Hershey Co.	22,523	3,700,529
Hormel Foods Corp.	42,085	1,944,327
Ingredion, Inc.	10,071	940,732

Security	Shares	Value

Food Products (continued)
J.M. Smucker Co.	16,633	$2,178,757
Kellogg Co.	38,567	2,407,352
Lamb Weston Holdings, Inc.	21,968	1,768,424
McCormick & Co., Inc.	37,826	3,417,957
Pilgrim’s Pride Corp.(a)	7,712	184,780
Post Holdings, Inc.(a)	9,056	1,030,392
Seaboard Corp.	39	139,542
TreeHouse Foods, Inc.(a)	8,558	407,361
Tyson Foods, Inc., Class A	43,671	3,382,319

		35,018,933

Gas Utilities — 0.2%
Atmos Energy Corp.	19,513	2,021,352
National Fuel Gas Co.	13,281	659,534
UGI Corp.	31,308	1,368,473

		4,049,359

Health Care Equipment & Supplies — 3.6%
ABIOMED, Inc.(a)	6,795	2,179,360
Align Technology, Inc.(a)	11,858	7,061,795
Cooper Cos., Inc.	7,417	3,047,571
DENTSPLY SIRONA, Inc.	32,926	2,222,834
Envista Holdings Corp.(a)	24,019	1,039,542
Globus Medical, Inc., Class A(a)	11,343	814,087
Haemonetics Corp.(a)	7,603	511,378
Hill-Rom Holdings, Inc.	10,030	1,105,507
Hologic, Inc.(a)	39,279	2,574,739
ICU Medical, Inc.(a)	2,967	617,937
IDEXX Laboratories, Inc.(a)	12,780	7,016,092
Insulet Corp.(a)	10,026	2,959,876
Integra LifeSciences Holdings Corp.(a)	10,741	795,693
Masimo Corp.(a)	7,357	1,711,753
Novocure Ltd.(a)	15,296	3,121,914
Penumbra, Inc.(a)	4,961	1,518,016
Quidel Corp.(a)	5,670	594,159
ResMed, Inc.	21,810	4,099,626
STERIS PLC	12,877	2,717,305
Tandem Diabetes Care, Inc.(a)	9,071	833,625
Teleflex, Inc.	7,100	2,999,608
West Pharmaceutical Services, Inc.	11,185	3,674,496
Zimmer Biomet Holdings, Inc.	31,471	5,575,402

		58,792,315

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)	13,144	800,732
Amedisys, Inc.(a)	4,820	1,300,677
AmerisourceBergen Corp.	21,981	2,655,305
Cardinal Health, Inc.	44,843	2,705,827
Chemed Corp.	2,330	1,110,501
DaVita, Inc.(a)	11,210	1,306,301
Encompass Health Corp.	14,817	1,257,371
Guardant Health, Inc.(a)	12,663	2,013,164
Henry Schein, Inc.(a)	21,463	1,556,067
Laboratory Corp. of America Holdings(a)	14,789	3,931,951
McKesson Corp.	24,238	4,546,079
Molina Healthcare, Inc.(a)	8,848	2,257,125
Oak Street Health, Inc.(a)(b)	13,567	836,134
Premier, Inc., Class A	18,186	642,875
Quest Diagnostics, Inc.	20,129	2,654,613
Signify Health, Inc., Class A(a)	3,373	95,625
Universal Health Services, Inc., Class B	11,431	1,696,475

		31,366,822

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.8%
American Well Corp., Class A(a)	8,627	$132,769
Cerner Corp.	46,482	3,488,474
Certara, Inc.(a)	6,563	208,769
Change Healthcare, Inc.(a)	37,125	852,019
Teladoc Health, Inc.(a)(b)	16,494	2,842,741
Veeva Systems, Inc., Class A(a)	20,544	5,802,653

		13,327,425

Hotels, Restaurants & Leisure — 2.8%
Aramark	34,361	1,335,612
Carnival Corp.(a)	91,462	2,557,277
Chipotle Mexican Grill, Inc.(a)	4,231	6,312,779
Choice Hotels International, Inc.(a)	5,236	595,857
Darden Restaurants, Inc.	19,926	2,923,543
Domino’s Pizza, Inc.	5,862	2,475,757
Expedia Group, Inc.(a)	20,968	3,695,191
Extended Stay America, Inc.	26,392	524,937
Hilton Worldwide Holdings, Inc.(a)	41,465	5,336,545
Hyatt Hotels Corp., Class A(a)	5,417	445,982
MGM Resorts International	72,054	2,934,039
Norwegian Cruise Line Holdings Ltd.(a)	54,492	1,691,977
Planet Fitness, Inc., Class A(a)	12,334	1,035,933
Royal Caribbean Cruises Ltd.(a)	30,330	2,637,193
Six Flags Entertainment Corp.(a)	11,490	539,800
Travel + Leisure Co.	12,709	820,112
Vail Resorts, Inc.(a)	6,170	2,006,237
Wendy’s Co.	27,355	617,402
Wyndham Hotels & Resorts, Inc.	13,768	1,006,578
Wynn Resorts Ltd.(a)	15,795	2,028,078
Yum China Holdings, Inc.	60,843	3,828,242

		45,349,071

Household Durables — 1.6%
D.R. Horton, Inc.	50,267	4,940,744
Garmin Ltd.	22,846	3,135,385
Leggett & Platt, Inc.	19,814	984,161
Lennar Corp., -B Shares	2,355	189,742
Lennar Corp., Class A	41,202	4,268,527
Mohawk Industries, Inc.(a)(b)	8,744	1,796,892
Newell Brands, Inc.	57,813	1,558,639
NVR, Inc.(a)	514	2,579,303
PulteGroup, Inc.	40,265	2,380,467
Tempur Sealy International, Inc.	28,452	1,085,159
Toll Brothers, Inc.	16,890	1,059,003
Whirlpool Corp.	9,501	2,246,512

		26,224,534

Household Products — 0.5%
Church & Dwight Co., Inc.	37,843	3,244,659
Clorox Co.	19,263	3,515,498
Energizer Holdings, Inc.	10,204	503,057
Reynolds Consumer Products Inc.	7,339	215,179
Spectrum Brands Holdings, Inc.	6,291	554,489

		8,032,882

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	101,241	2,816,525
Vistra Corp.	73,451	1,239,118

		4,055,643

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	7,906	1,515,185

Insurance — 3.6%
Alleghany Corp.(a)	2,066	1,402,752
American Financial Group, Inc.	10,727	1,317,919

Security	Shares	Value

Insurance (continued)
American National Group, Inc.	1,127	$127,745
Arch Capital Group Ltd.(a)	60,371	2,397,332
Arthur J. Gallagher & Co.	29,103	4,218,480
Assurant, Inc.	8,838	1,375,193
Assured Guaranty Ltd.	11,226	570,842
Athene Holding Ltd., Class A(a)	17,141	1,022,803
Axis Capital Holdings Ltd.	12,661	706,484
Brighthouse Financial, Inc.(a)	13,264	620,623
Brown & Brown, Inc.	36,419	1,936,762
Cincinnati Financial Corp.	22,735	2,561,780
CNA Financial Corp.	4,144	194,478
Erie Indemnity Co., Class A	3,768	806,427
Everest Re Group Ltd.	6,113	1,692,995
Fidelity National Financial, Inc.	41,322	1,885,110
First American Financial Corp.	16,269	1,049,350
Globe Life, Inc.	15,528	1,591,465
GoHealth, Inc., Class A(a)	6,327	75,481
Hanover Insurance Group, Inc.	5,459	755,034
Hartford Financial Services Group, Inc.	54,586	3,600,493
Kemper Corp.	9,293	725,412
Lemonade Inc.(a)(b)	5,010	452,904
Lincoln National Corp.	29,023	1,861,245
Loews Corp.	35,106	1,957,159
Markel Corp.(a)	2,075	2,441,071
Mercury General Corp.	4,206	261,908
Old Republic International Corp.	42,603	1,048,886
Primerica, Inc.	5,896	942,004
Principal Financial Group, Inc.	41,670	2,661,463
Prudential Financial, Inc.	60,120	6,033,643
Reinsurance Group of America, Inc.	10,197	1,331,014
RenaissanceRe Holdings Ltd.	7,617	1,285,826
Unum Group	30,603	864,841
W.R. Berkley Corp.	20,962	1,671,091
White Mountains Insurance Group Ltd.	460	536,098
Willis Towers Watson PLC	19,574	5,066,926

		59,051,039

Interactive Media & Services(a) — 1.4%
IAC/InterActiveCorp.	11,389	2,886,770
Match Group, Inc.(b)	34,034	5,296,711
Pinterest, Inc., Class A	61,087	4,054,344
TripAdvisor, Inc.	15,130	713,077
Twitter, Inc.	118,439	6,540,202
Zillow Group, Inc., Class A	8,821	1,176,280
Zillow Group, Inc., Class C	22,124	2,878,775

		23,546,159

Internet & Direct Marketing Retail — 0.5%
Etsy, Inc.(a)	17,923	3,562,913
Grubhub, Inc.(a)	14,028	954,465
Qurate Retail, Inc., Series A	58,112	691,533
Wayfair, Inc., Class A(a)(b)	10,753	3,178,264

		8,387,175

IT Services — 3.6%
Akamai Technologies, Inc.(a)	24,528	2,666,194
Alliance Data Systems Corp.	7,027	828,132
Amdocs Ltd.	19,452	1,492,746
BigCommerce Holdings, Inc., Series-1(a)	6,544	392,247
Black Knight, Inc.(a)	22,778	1,649,583
Broadridge Financial Solutions, Inc.	17,504	2,776,660
Concentrix Corp.(a)	6,226	967,396
DXC Technology Co.(a)	38,158	1,255,780
EPAM Systems, Inc.(a)	8,076	3,696,789

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Euronet Worldwide, Inc.(a)	7,566	$1,085,191
Fastly, Inc., Class A(a)(b)	12,095	772,508
FleetCor Technologies, Inc.(a)	12,525	3,603,693
Gartner, Inc.(a)	13,276	2,600,503
Genpact Ltd.	28,241	1,342,295
Globant SA(a)	5,799	1,329,015
GoDaddy, Inc., Class A(a)	25,324	2,198,630
Jack Henry & Associates, Inc.	11,764	1,915,532
MongoDB, Inc.(a)	7,856	2,336,846
Okta, Inc.(a)	17,652	4,760,744
Paychex, Inc.	48,830	4,760,437
Sabre Corp.(a)	47,785	715,819
StoneCo Ltd., Class A(a)	30,621	1,979,341
Switch, Inc., Class A	13,290	246,795
Twilio, Inc., Class A(a)	21,838	8,032,016
VeriSign, Inc.(a)	15,414	3,372,121
Western Union Co.	61,732	1,590,216
WEX, Inc.(a)	6,629	1,360,337

		59,727,566

Leisure Products — 0.6%
Brunswick Corp.	11,844	1,268,848
Hasbro, Inc.	19,590	1,948,226
Mattel, Inc.(a)	51,740	1,110,340
Peloton Interactive, Inc., Class A(a)	38,726	3,808,702
Polaris, Inc.	8,737	1,223,442

		9,359,558

Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(a)(b)	8,645	1,709,981
Adaptive Biotechnologies Corp.(a)	11,629	483,766
Agilent Technologies, Inc.	46,349	6,194,080
Avantor, Inc.(a)	75,903	2,431,932
Berkeley Lights, Inc.(a)	3,741	183,721
Bio-Rad Laboratories, Inc., Class A(a)	3,178	2,002,553
Bio-Techne Corp.	5,834	2,493,977
Bruker Corp.	15,497	1,061,855
Charles River Laboratories International, Inc.(a)	7,456	2,478,747
IQVIA Holdings, Inc.(a)	28,883	6,778,551
Maravai LifeSciences Holdings, Inc., Class A(a)	12,810	498,437
Mettler-Toledo International, Inc.(a)	3,513	4,613,693
PerkinElmer, Inc.	17,121	2,219,395
PPD, Inc.(a)	23,964	1,107,137
PRA Health Sciences, Inc.(a)	9,508	1,586,790
QIAGEN NV(a)	33,856	1,629,489
Repligen Corp.(a)	8,166	1,728,824
Sotera Health Co.(a)	11,854	305,359
Syneos Health, Inc.(a)	12,290	1,042,807
Waters Corp.(a)	9,358	2,806,184

		43,357,278

Machinery — 4.0%
AGCO Corp.	9,297	1,356,618
Allison Transmission Holdings, Inc.	16,829	697,899
Colfax Corp.(a)	16,650	752,414
Crane Co.	7,427	698,584
Cummins, Inc.	22,395	5,644,436
Donaldson Co., Inc.	19,110	1,201,637
Dover Corp.	21,968	3,277,406
Flowserve Corp.	19,468	771,712
Fortive Corp.	45,391	3,214,591
Gates Industrial Corp. PLC(a)	10,037	173,138
Graco, Inc.	24,859	1,909,171

Security	Shares	Value

Machinery (continued)
IDEX Corp.	11,546	$2,588,613
Ingersoll Rand, Inc.(a)	53,118	2,624,560
ITT, Inc.	13,010	1,226,973
Lincoln Electric Holdings, Inc.	8,581	1,098,797
Middleby Corp.(a)	8,291	1,503,324
Nordson Corp.	8,647	1,828,062
Oshkosh Corp.	10,194	1,268,439
Otis Worldwide Corp.	61,997	4,827,706
PACCAR, Inc.	51,593	4,637,179
Parker-Hannifin Corp.	19,449	6,103,291
Pentair PLC	24,846	1,602,816
Snap-on, Inc.	8,302	1,972,555
Stanley Black & Decker, Inc.	23,429	4,844,414
Timken Co.	9,474	794,584
Toro Co.	16,513	1,892,390
Trinity Industries, Inc.	13,545	374,384
Westinghouse Air Brake Technologies Corp.	27,231	2,234,848
Woodward, Inc.	8,488	1,061,085
Xylem, Inc.	27,373	3,028,822

		65,210,448

Marine — 0.0%
Kirby Corp.(a)	9,093	579,224

Media — 1.8%
Altice USA, Inc., Class A(a)	33,966	1,233,305
Cable One, Inc.	804	1,439,160
Discovery, Inc., Class A(a)	23,491	884,671
Discovery, Inc., Class C(a)	47,528	1,535,630
DISH Network Corp., Class A(a)	37,309	1,671,070
Fox Corp., Class A	50,507	1,889,972
Fox Corp., Class B	23,785	865,298
Interpublic Group of Cos., Inc.	58,492	1,857,121
John Wiley & Sons, Inc., Class A	6,327	360,259
Liberty Broadband Corp., Class A(a)	3,774	595,047
Liberty Broadband Corp., Class C(a)(b)	24,333	3,959,466
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	12,490	564,423
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	27,161	1,228,492
New York Times Co., Class A	24,508	1,112,908
News Corp., Class A	58,508	1,532,617
News Corp., Class B	18,510	449,978
Nexstar Media Group, Inc., Class A	6,408	944,603
Omnicom Group, Inc.	32,620	2,683,321
Sirius XM Holdings, Inc.(b)	167,818	1,023,690
ViacomCBS, Inc., Class A	1,583	71,552
ViacomCBS, Inc., Class B	85,332	3,500,319

		29,402,902

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	220,253	8,305,741
Nucor Corp.	45,952	3,780,011
Reliance Steel & Aluminum Co.	9,546	1,530,319
Royal Gold, Inc.	9,855	1,102,380
Steel Dynamics, Inc.	30,176	1,636,143

		16,354,594

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	81,238	1,456,597
Annaly Capital Management, Inc.	211,658	1,921,855
New Residential Investment Corp.	69,710	747,291
Starwood Property Trust, Inc.	40,955	1,057,458

		5,183,201

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail — 0.4%
Dollar Tree, Inc.(a)	35,752	$4,107,905
Kohl’s Corp.	23,690	1,389,655
Nordstrom, Inc.(a)	16,504	605,367
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,217	758,183

		6,861,110

Multi-Utilities — 1.7%
Ameren Corp.	37,666	3,195,583
CenterPoint Energy, Inc.	75,840	1,857,322
CMS Energy Corp.	43,778	2,818,865
Consolidated Edison, Inc.	52,302	4,048,698
DTE Energy Co.	29,242	4,094,465
MDU Resources Group, Inc.	29,902	1,000,521
NiSource, Inc.	57,629	1,499,507
Public Service Enterprise Group, Inc.	76,755	4,847,846
WEC Energy Group, Inc.	48,077	4,671,642

		28,034,449

Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp.	43,827	378,665
APA Corp.	56,771	1,135,420
Cabot Oil & Gas Corp.	58,994	983,430
Cheniere Energy, Inc.(a)	34,854	2,701,882
Cimarex Energy Co.	15,116	1,000,679
Continental Resources, Inc.	11,583	315,521
Devon Energy Corp.	88,890	2,078,248
Diamondback Energy, Inc.	26,206	2,141,816
EQT Corp.(a)	41,594	794,446
Equitrans Midstream Corp.	62,249	507,952
Hess Corp.	42,060	3,133,891
HollyFrontier Corp.	22,475	786,625
Marathon Oil Corp.	118,557	1,334,952
Marathon Petroleum Corp.	98,320	5,471,508
Murphy Oil Corp.	22,179	375,491
Occidental Petroleum Corp.	127,498	3,233,349
ONEOK, Inc.	67,682	3,542,476
Pioneer Natural Resources Co.	30,734	4,727,811
Targa Resources Corp.	33,846	1,174,118
Williams Cos., Inc.	184,926	4,504,797

		40,323,077

Personal Products — 0.1%
Coty, Inc., Class A(a)	43,960	440,040
Herbalife Nutrition Ltd.(a)	13,716	627,781
Nu Skin Enterprises, Inc., Class A	7,699	406,969

		1,474,790

Pharmaceuticals — 0.8%
Catalent, Inc.(a)	24,821	2,791,618
Elanco Animal Health, Inc.(a)	69,995	2,219,542
Jazz Pharmaceuticals PLC(a)	8,250	1,356,300
Nektar Therapeutics(a)	25,951	508,899
Perrigo Co. PLC	20,467	852,041
Reata Pharmaceuticals, Inc., Class A(a)(b)	3,936	399,110
Royalty Pharma PLC, Class A	48,444	2,131,536
Viatris, Inc.(a)	182,206	2,423,340

		12,682,386

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	20,362	1,689,028
CACI International, Inc., Class A(a)	3,725	949,354
CoreLogic, Inc.	10,979	875,026
CoStar Group, Inc.(a)	5,922	5,059,934
Dun & Bradstreet Holdings, Inc.(a)	20,924	497,154
Equifax, Inc.	18,420	4,222,417

Security	Shares	Value

Professional Services (continued)
FTI Consulting, Inc.(a)	5,246	$728,407
IHS Markit Ltd.	60,301	6,487,182
Jacobs Engineering Group, Inc.	19,820	2,648,150
Leidos Holdings, Inc.	20,258	2,051,730
ManpowerGroup, Inc.	8,807	1,064,678
Nielsen Holdings PLC	53,638	1,375,815
Robert Half International, Inc.	16,589	1,453,362
Science Applications International Corp.	8,732	780,815
TransUnion	29,049	3,038,235
Verisk Analytics, Inc.	24,138	4,542,772

		37,464,059

Real Estate Management & Development(a) — 0.4%
CBRE Group, Inc., Class A	50,817	4,329,609
Howard Hughes Corp.	5,870	633,608
Jones Lang LaSalle, Inc.	7,752	1,456,678

		6,419,895

Road & Rail — 1.0%
AMERCO	1,342	800,677
JB Hunt Transport Services, Inc.	12,908	2,203,525
Kansas City Southern	13,791	4,029,868
Knight-Swift Transportation Holdings, Inc.	19,069	898,531
Landstar System, Inc.	5,725	986,303
Lyft, Inc., Class A(a)	38,797	2,159,441
Old Dominion Freight Line, Inc.	14,870	3,833,635
Ryder System, Inc.	7,997	638,481
Schneider National, Inc., Class B	8,744	211,867

		15,762,328

Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(a)	6,987	172,439
Cirrus Logic, Inc.(a)	8,620	641,414
Cree, Inc.(a)	16,620	1,652,360
Enphase Energy, Inc.(a)	16,216	2,258,078
Entegris, Inc.	20,169	2,270,626
First Solar, Inc.(a)	13,821	1,057,721
KLA Corp.	23,583	7,436,899
Marvell Technology Inc.	118,064	5,337,673
Maxim Integrated Products, Inc.	40,433	3,800,702
Microchip Technology, Inc.	37,949	5,703,355
MKS Instruments, Inc.	8,217	1,471,747
Monolithic Power Systems, Inc.	6,638	2,398,840
ON Semiconductor Corp.(a)	62,101	2,421,939
Qorvo, Inc.(a)	17,403	3,274,723
Skyworks Solutions, Inc.	25,073	4,546,487
SolarEdge Technologies, Inc.(a)	7,374	1,943,344
Teradyne, Inc.	25,245	3,157,645
Universal Display Corp.	6,466	1,446,380
Xilinx, Inc.	37,107	4,748,212

		55,740,584

Software — 6.9%
Alteryx, Inc., Class A(a)	8,185	669,124
Anaplan, Inc.(a)	20,302	1,211,014
ANSYS, Inc.(a)	13,032	4,765,281
Aspen Technology, Inc.(a)	10,176	1,331,428
Avalara, Inc.(a)	12,647	1,792,206
Bill.Com Holdings, Inc.(a)	11,181	1,728,918
C3.AI, Inc., Class A(a)(b)	2,342	155,181
Cadence Design Systems, Inc.(a)	41,881	5,518,659
CDK Global, Inc.	18,634	998,596
Ceridian HCM Holding, Inc.(a)	17,591	1,661,998
Citrix Systems, Inc.	18,898	2,340,517

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cloudflare, Inc., Class A(a)	17,502	$1,483,119
Coupa Software, Inc.(a)	10,671	2,870,926
Crowdstrike Holdings, Inc., Class A(a)	23,541	4,908,534
Datadog, Inc., Class A(a)	22,980	1,970,995
Datto Holding Corp.(a)	3,423	87,458
DocuSign, Inc.(a)	27,534	6,138,430
Dolby Laboratories, Inc., Class A	9,583	972,387
Dropbox, Inc., Class A(a)(b)	37,606	966,474
Duck Creek Technologies, Inc.(a)	10,911	453,679
Dynatrace, Inc.(a)	27,539	1,433,130
Elastic NV(a)	9,940	1,198,963
Everbridge, Inc.(a)	5,338	708,406
Fair Isaac Corp.(a)	4,303	2,243,627
FireEye, Inc.(a)(b)	33,856	672,888
Five9, Inc.(a)	9,522	1,789,850
Fortinet, Inc.(a)	20,243	4,134,228
Guidewire Software, Inc.(a)	12,640	1,333,646
HubSpot, Inc.(a)	6,308	3,320,847
Jamf Holding Corp.(a)(b)	6,260	228,615
JFrog Ltd.(a)(b)	1,937	94,971
Manhattan Associates, Inc.(a)	9,521	1,306,662
McAfee Corp., Class A	5,251	127,494
Medallia, Inc.(a)	13,520	398,705
nCino Inc.(a)(b)	6,933	453,349
New Relic, Inc.(a)	7,958	511,699
NortonLifeLock, Inc.	81,400	1,759,054
Nuance Communications, Inc.(a)	42,893	2,280,621
Nutanix, Inc., Class A(a)	28,398	767,882
PagerDuty, Inc.(a)	10,555	448,165
Palo Alto Networks, Inc.(a)	14,427	5,098,358
Paycom Software, Inc.(a)	7,438	2,859,242
Paylocity Holding Corp.(a)	5,757	1,112,483
Pegasystems, Inc.	6,014	763,417
Proofpoint, Inc.(a)	8,521	1,466,549
PTC, Inc.(a)	15,932	2,086,136
RingCentral, Inc., Class A(a)	12,009	3,830,271
Slack Technologies, Inc., Class A(a)	75,756	3,212,054
Smartsheet, Inc., Class A(a)	17,062	1,011,777
SolarWinds Corp.(a)	6,908	116,469
Splunk, Inc.(a)	24,709	3,123,712
SS&C Technologies Holdings, Inc.	33,819	2,510,046
Synopsys, Inc.(a)	22,973	5,675,709
Teradata Corp.(a)	16,306	806,658
Trade Desk, Inc., Class A(a)	6,287	4,585,172
Tyler Technologies, Inc.(a)	6,078	2,582,299
Unity Software, Inc.(a)	4,404	447,358
Zendesk, Inc.(a)	17,605	2,572,971
Zscaler, Inc.(a)	10,907	2,046,590

		113,144,997

Specialty Retail — 2.7%
Advance Auto Parts, Inc.	9,847	1,970,975
AutoNation, Inc.(a)	8,630	884,402
AutoZone, Inc.(a)	3,459	5,064,391
Best Buy Co., Inc.	34,792	4,045,266
Burlington Stores, Inc.(a)	9,930	3,240,457
CarMax, Inc.(a)	24,880	3,315,011
Carvana Co.(a)(b)	8,447	2,409,591
Dick’s Sporting Goods, Inc.	9,332	770,637

Security	Shares	Value

Specialty Retail (continued)
Five Below, Inc.(a)	8,219	$1,654,238
Floor & Decor Holdings, Inc., Class A(a)(b)	14,126	1,566,856
Foot Locker, Inc.	15,516	915,134
Gap, Inc.	27,476	909,456
L Brands, Inc.(a)	35,208	2,320,207
Leslie’s Inc.(a)	11,330	321,999
O’Reilly Automotive, Inc.(a)	10,655	5,890,936
Penske Automotive Group, Inc.	4,751	416,615
Petco Health & Wellness Co., Inc.(a)	7,922	187,118
Tractor Supply Co.	17,663	3,331,242
Ulta Beauty, Inc.(a)	8,260	2,720,431
Vroom Inc.(a)(b)	15,503	717,324
Williams-Sonoma, Inc.	11,572	1,975,919

		44,628,205

Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	196,527	3,148,363
HP, Inc.	196,125	6,689,824
NCR Corp.(a)	19,475	890,981
NetApp, Inc.	33,955	2,536,099
Pure Storage, Inc., Class A(a)	36,644	740,942
Western Digital Corp.(a)	46,591	3,290,722
Xerox Holdings Corp.	25,460	614,604

		17,911,535

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	21,457	1,181,852
Carter’s, Inc.	6,498	706,918
Columbia Sportswear Co.	4,395	479,099
Hanesbrands, Inc.	52,138	1,098,026
Lululemon Athletica, Inc.(a)	17,259	5,786,425
PVH Corp.(a)	10,568	1,196,086
Ralph Lauren Corp.(a)	7,055	940,361
Skechers USA, Inc., Class A(a)	20,017	970,624
Tapestry, Inc.(a)	42,508	2,034,008
Under Armour, Inc., Class A(a)(b)	28,340	688,945
Under Armour, Inc., Class C(a)	30,215	601,581
VF Corp.	49,090	4,303,229

		19,987,154

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	50,654	771,967
New York Community Bancorp, Inc.	68,605	820,516
TFS Financial Corp.	7,026	137,428

		1,729,911

Trading Companies & Distributors — 0.9%
Air Lease Corp.	15,938	744,464
Fastenal Co.	87,149	4,556,150
MSC Industrial Direct Co., Inc., Class A	6,810	613,989
United Rentals, Inc.(a)	11,005	3,521,050
Univar Solutions, Inc.(a)	25,442	594,071
W.W. Grainger, Inc.	6,702	2,905,585
Watsco, Inc.	4,904	1,436,185

		14,371,494

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	11,155	371,573

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.4%
American Water Works Co., Inc.	27,613	$4,307,352
Essential Utilities, Inc.	34,348	1,618,821

		5,926,173

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	15,458	355,225
United States Cellular Corp.(a)	2,286	78,021

		433,246

Total Common Stocks — 98.6% (Cost: $943,901,071)		1,616,137,484

Investment Companies

Equity Funds — 0.7%
iShares Russell Mid-Cap ETF(c)(d)	145,393	11,297,036

Total Investment Companies — 0.7% (Cost: $10,364,498)		11,297,036

Total Long-Term Investments — 99.3% (Cost: $954,265,569)		1,627,434,520

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)(e)	23,899,695	$23,911,644
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)(d)	11,775,184	11,775,184

Total Short-Term Securities — 2.2% (Cost: $35,678,734)		35,686,828

Total Investments — 101.5% (Cost: $989,944,303)		1,663,121,348

Liabilities in Excess of Other Assets — (1.5)%		(23,843,197)

Net Assets — 100.0%		$1,639,278,151

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,520,253	$—		$(4,592,004	)(a)	$12,990	$(29,595)	$23,911,644	23,899,695	$106,134	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,996,526	8,778,658	(a)	—		—	—	11,775,184	11,775,184	3,927		—
iShares Russell Mid-Cap ETF	3,581,506	52,970,150		(48,725,494)		3,765,928	(295,054)	11,297,036	145,393	61,002		—

						$3,778,918	$(324,649)	$46,983,864		$171,063		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	06/18/21	$3,966	$62,817
S&P MidCap 400 E-Mini	30	06/18/21	8,161	65,821

				$128,638

9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,616,137,484	$—	$—	$1,616,137,484
Investment Companies	11,297,036	—	—	11,297,036
Short-Term Securities
Money Market Funds	35,686,828	—	—	35,686,828

	$1,663,121,348	$—	$—	$1,663,121,348

Derivative Financial Instruments(a)
Assets
Equity Contracts	$128,638	$—	$—	$128,638

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	10